File No. 333-34844

811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 60  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 62  [X]

(Check appropriate box or boxes.)

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statement of BNY Mellon Asset Allocation Fund, BNY Mellon Bond Fund, BNY Mellon Corporate Bond Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Focused Equity Opportunities Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon International Appreciation Fund, BNY Mellon International Equity Income Fund, BNY Mellon International Fund, BNY Mellon Large Cap Market Opportunities Fund, BNY Mellon Large Cap Stock Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Money Market Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Municipal Money Market Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Short-Term U.S. Government Securities Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Small/Mid Cap Multi-Strategy Fund or BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund.

BNY MELLON INCOME STOCK FUND

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 9th day of June, 2016.

BNY MELLON FUNDS TRUST

BY:	/s/ Patrick T. Crowe*

Patrick T. Crowe, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Patrick T. Crowe* Patrick T. Crowe	President (Principal Executive Officer)	June 9, 2016
/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	June 9, 2016
/s/ Patrick J. O’Connor* Patrick J. O’Connor	Chairman of the Board of Trustees	June 9, 2016
/s/ John R. Alchin* John R. Alchin	Trustee	June 9, 2016
/s/ Ronald R. Davenport* Ronald R. Davenport	Trustee	June 9, 2016
/s/ John L. Diederich* John L. Diederich	Trustee	June 9, 2016
/s/ Kim D. Kelly* Kim D. Kelly	Trustee	June 9, 2016
/s/ Kevin C. Phelan* Kevin C. Phelan	Trustee	June 9, 2016
/s/ Patrick J. Purcell* Patrick J. Purcell	Trustee	June 9, 2016

/s/ Thomas F. Ryan, Jr.* Thomas F. Ryan, Jr.	Trustee	June 9, 2016
/s/ Maureen M. Young* Maureen M. Young	Trustee	June 9, 2016

*BY:	/s/ Joseph M. Chioffi Joseph M. Chioffi Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.